Financing receivables (Tables)	12 Months Ended
Mar. 31, 2024
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables or Investments in and advances to affiliated companies in the consolidated balance sheets as of March 31, 2023, and 2024 by portfolio segment.

	Millions of yen
	March 31, 2023
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥802,595	¥—	¥802,595
Short-term secured margin loans	457,273	—	457,273
Inter-bank money market loans	—	—	—
Corporate loans	1,103,869	1,650,115	2,753,984

Total loans receivables	¥2,363,737	¥1,650,115	¥4,013,852

Advances to affiliated companies	4,000	—	4,000

Total	¥2,367,737	¥1,650,115	¥4,017,852

	Millions of yen
	March 31, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥915,962	¥—	¥915,962
Short-term secured margin loans	608,332	—	608,332
Inter-bank money market loans	—	—	—
Corporate loans	1,870,316	2,074,585	3,944,901

Total loans receivables	¥3,394,610	¥2,074,585	¥5,469,195

Advances to affiliated companies	8,066	1,514	9,580

Total	¥3,402,676	¥2,076,099	¥5,478,775

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The following table presents changes in the allowances for current expected credit losses for the years ended March 31, 2022 and 2023 and 2024 as determined using the CECL impairment model defined by ASC 326. The allo wa
nces decreased as of March 31, 2023 when compared to March 31, 2022 primarily as a result of the write-off
of receivables in connection with the U.S. Prime Brokerage Event. See Note 20. “
Segment and geographic information
” for further information. The allowances increased as of March 31, 2024 when compared to March 31, 2023 primarily as a result of a provision for credit losses in connection with settlement failures with a broker counterparty.

	Millions of yen
	Year ended March 31, 2022
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	1,282	—	47,985	49,267	4,517	53,784
Provision for credit losses (2)	1,161	—	11,079	12,240	113	12,353
Write-offs	—	—	—	—	(1,231)	(1,231)
Other (4)(5)	(9)	—	3,289	3,280	(1,840)	1,440

Ending balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346

	Millions of yen
	Year ended March 31, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	2,434	—	62,353	64,787	1,559	66,346
Provision for credit losses	672	—	898	1,570	4	1,574
Write-offs(3)	(1,523)	—	(61,604)	(63,127)	—	(63,127)
Other (4)(5)	(457)	—	1,283	826	213	1,039

Ending balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832

	Millions of yen
	Year ended March 31, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	1,126	—	2.930	4,056	1,776	5,832
Provision for credit losses (2)	(341)	—	371	30	13,608	13,638
Write-offs	—	—	(1,908)	(1,908)	—	(1,908)
Other (5)	—	—	238	238	247	485

Ending balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)
Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an additional provision for credit losses of ¥9,289 million was recognized during the year ended March 31, 2022. A provision for credit losses in connection with settlement failures with a broker cou
n
terparty was recognized during the year ended March 31, 2024.

(3)	Includes ¥59,025 million of write-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
(4)
Includes a reduction in allowances for current expected credit losses of

¥2,535 million and ¥2,071
million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2022 and 2023 respectively
.

(5)	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the year ended March 31, 2022 and 2023 and 2024 were not significant.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2023 and 2024.

	Millions of yen
	March 31, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥104,543	¥152,888	¥5,960	¥8,050	¥14,817	¥16,047	¥—	¥302,305
BB-CCC	117,680	199,696	—	1,642	415	2,395	—	321,828
CC-D	—	—	—	—	—	—	—	—
Others (1)	55,842	45,404	—	—	—	—	—	101,246

Total secured loans at banks	¥278,065	¥397,988	¥5,960	¥9,692	¥15,232	¥18,442	¥—	¥725,379

Unsecured loans at banks:
AAA-BBB	¥4,673	¥9,297	¥9,169	¥9,513	¥11,036	¥25,806	¥—	¥69,494
BB-CCC	—	—	1,000	3,370	1,692	1,660	—	7,722
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,673	¥9,297	¥10,169	¥12,883	¥12,728	¥27,466	¥—	¥77,216

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	217,767	2,081	—	—	—	—	237,425	457,273

Total short-term secured margin loans	¥217,767	¥2,081	¥—	¥—	¥—	¥—	¥237,425	¥457,273

Secured corporate loans:
AAA-BBB	¥9,132	¥433,330	¥184,579	¥169,393	¥20,423	¥—	¥10,392	¥827,249
BB-CCC	598	8,242	7,322	14,954	23,811	20,791	69,260	144,978
CC-D	—	—	—	—	—	—	—	—
Others (1)	1,550	458	—	—	2	—	119	2,129

Total secured corporate loans	¥11,280	¥442,030	¥191,901	¥184,347	¥44,236	¥20,791	¥79,771	¥974,356

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	2,184	—	—	2,184
Others	200	3	472	166	—	126,488	—	127,329

Total unsecured corporate loans	¥200	¥3	¥472	¥166	¥2,184	¥126,488	¥—	¥129,513

Advances to affiliated companies
AAA-BBB	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000

Total	¥511,985	¥854,399	¥209,502	¥207,088	¥74,380	¥193,187	¥317,196	¥2,367,737

(1)	Relate s to collateralized exposures where a specified ratio of LTV is maintained.

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥122,946	¥213,785	¥12,000	¥5,660	¥2,650	¥27,115	¥—	¥384,156
BB-CCC	108,558	215,226	5,086	—	995	283	—	330,148
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	139,104	—	—	—	—	—	139,104

Total secured loans at banks	¥231,504	¥568,115	¥17,086	¥5,660	¥3,645	¥27,398	¥—	¥853,408

Unsecured loans at banks:
AAA-BBB	¥4,075	¥9,904	¥2,844	¥8,449	¥6,352	¥25,099	¥—	¥56,723
BB-CCC	900	756	—	1,000	875	2,300	—	5,831
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,975	¥10,660	¥2,844	¥9,449	¥7,227	¥27,399	¥—	¥62,554

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	285,209	19,038	—	—	—	—	304,085	608,332

Total short-term secured margin loans	¥285,209	¥19,038	¥—	¥—	¥—	¥—	¥304,085	¥608,332

Secured corporate loans:
AAA-BBB	¥32,362	¥217,440	¥177,557	¥113,559	¥84,442	¥103,995	¥685,608	¥1,414,963
BB-CCC	—	25,759	17,018	12,591	32,187	8,204	161,371	257,130
CC-D	—	—	—	—	—	—	—	—
Others (1)	8,203	302	—	—	—	—	252	8,757

Total secured corporate loans	¥40,565	¥243,501	¥194,575	¥126,150	¥116,629	¥112,199	¥847,231	¥1,680,850

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	36,329	8,376	—	—	—	—	—	44,705
CC-D	—	—	—	—	—	—	—	—
Others	150	122	—	537	—	143,952	—	144,761

Total unsecured corporate loans	¥36,479	¥8,498	¥—	¥537	¥—	¥143,952	¥—	¥189,466

Advances to affiliated companies
AAA-BBB	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066

Total	¥598,732	¥853,878	¥217,505	¥142,796	¥127,501	¥310,948	¥1,151,316	¥3,402,676

(1)	Relate s to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 2024 were not significant.